Related Parties - Summary of Significant Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
BBVA
Disclosure of transactions between related parties [line items]
Finance costs	€ 37	€ 35
Receipt of services	6	2
Purchase of goods	0	0
Other expenses	3	7
Total costs	46	44
Finance income	42	28
Contracts of management		1
Dividends received	11	11
Services rendered	26	38
Sale of goods	3	4
Other income	2
Total revenue	84	82
Finance arrangements: loans and capital contributions (borrower)	368	1,038
Finance arrangements: loans and capital contributions (lessee)	0	0
Guarantees	202	222
Commitments	0	0
Finance arrangements: loans and capital contributions (lender)	595	1,209
Dividends paid	124	128
Factoring operations	€ 643	€ 0
Significant shareholder stake of the Company	0.66%	0.66%
La Caixa
Disclosure of transactions between related parties [line items]
Finance costs	€ 9	€ 5
Receipt of services	6	9
Purchase of goods	60	56
Other expenses	0	0
Total costs	75	70
Finance income	0	0
Contracts of management		0
Services rendered	60	71
Sale of goods	48	43
Other income	0
Total revenue	108	114
Finance arrangements: loans and capital contributions (borrower)	368	292
Finance arrangements: loans and capital contributions (lessee)	10	14
Guarantees	104	51
Commitments	94	85
Finance arrangements: loans and capital contributions (lender)	891	414
Dividends paid	105	104
Factoring operations	€ 300	€ 250